Accrued Expenses (Details) - Schedule of Accrued Expenses - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accrued Expenses [Abstract]
Salary and related expenses		$ 95,566	$ 169,297
Accrued audit fees		40,000	44,613
Accrued legal fees		30,000
Accrued consulting fees		24,705	52,811
Other expenses			9,405
Total	$ 271,998	$ 190,271	$ 276,126